Consolidated Statements of Comprehensive Income (Loss) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Statement of comprehensive income [abstract]
Revenue	$ 108,652	$ 76,507	$ 42,323
Cost of sales	(9,112)	(2,959)	0
Gross profit	99,540	73,548	42,323
Sales and marketing expenses	(35,331)	(33,740)	(14,067)
Technology expenses	(10,287)	(6,764)	(3,947)
General and administrative expenses	(24,291)	(19,519)	(13,014)
Movements in credit losses allowance and write-offs	(914)	(796)	97
Fair value movement on contingent consideration	(6,939)	(10,852)	0
Operating profit	21,778	1,877	11,392
Finance income	634	2,322	2,581
Finance expenses	(2,271)	(1,299)	(1,809)
Income before tax	20,141	2,900	12,164
Income tax (charge) credit	(1,881)	(510)	289
Net income for the year attributable to the shareholders	18,260	2,390	12,453
Other comprehensive income (loss)
Exchange differences on translating foreign currencies	2,868	(4,793)	(4,812)
Total comprehensive income (loss) for the year attributable to the shareholders	$ 21,128	$ (2,403)	$ 7,641
Net income per share attributable to shareholders, basic (in usd per share) | $ / shares	$ 0.49	$ 0.07	$ 0.40
Net income per share attributable to shareholders, diluted (in usd per share) | $ / shares	$ 0.47	$ 0.06	$ 0.37